Operating Leases - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right-of-use assets, net	$ 513	$ 585
Impairment of right-of-use assets
Right-of-use assets, net	513	585
Operating lease liabilities – current	83	82
Operating lease liabilities – non-current	432	486
Total operating lease liabilities	$ 515	$ 568